EQUITY - Schedule of Changes In Equity (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
General partner
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	139	139
Exchange LP Units exchanged (in shares)	0	0
Distribution Reinvestment Program (in shares)	0	0
Issued under unit-based compensation plan (in shares)	0	0
Repurchases of LP Units (in shares)	0	0
Outstanding, end of period (in shares)	139	139
Limited partners
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	254,989	260,222
Exchange LP Units exchanged (in shares)	7,743	285
Distribution Reinvestment Program (in shares)	82	181
Issued under unit-based compensation plan (in shares)	6	215
Repurchases of LP Units (in shares)	(629)	(5,914)
Outstanding, end of period (in shares)	262,191	254,989